ACCOUNTS RECEIVABLE AND RETENTION RECEIVABLES, NET	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE AND RETENTION RECEIVABLES, NET

4. ACCOUNTS RECEIVABLE AND RETENTION RECEIVABLES, NET

Account receivable and retention receivables and allowance for credit losses consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Accounts receivable-non retention	$2,650,666	$2,261,766
Retention receivable	2,398,479	2,517,014
Total	5,049,145	4,778,780
Less: Allowance for credit loss	(4,814,810)	(4,702,314)
Account receivable and retention receivables, net	234,335	76,466
Less: Current portion	225,857	67,897
Non-current portion	$8,478	$8,569

As the sales contracts of the Company include standard warranty which covers basic functionality of the products between one to eight years (or 120,000 or 500,000 kilometer if reached sooner) after the sales of the battery cells or battery pack. Retention receivable is reserved for product warranty at 5% to 10% of the sales amount, and is interest-free and recoverable at the end of the retention period.

On January 1, 2023, the Company assessed the credit loss for accounts receivable and retention receivable in accordance with ASU 2016-13 (Topic 326) and the impact of adoption on the Company’s account receivable and retention receivable was described in Note 2- (h) Accounts receivable, net.

An analysis of movement of the provision for credit losses (with ASC 326) and provision for credit loss (with ASC 326) is as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance at beginning of the period	4,702,314	2,033,896
Provision for the year
Account receivable	23,132	141,639
Total provision for the year	$23,132	$141,639
Reversal - recoveries by cash
Account receivable
Retention receivable, current
Total Reversal - recoveries by cash
Charged to consolidated statements of operations and comprehensive loss	23,132	141,639
Foreign exchange adjustment	89,364	(47,841)
Balance at end of Period	$4,814,810	$2,127,694